Debt, cash and cash equivalents and lease liabilities - Summary of Bond Issues (Details) € in Millions, $ in Millions	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Sep. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Nov. 30, 2013 EUR (€)
Sanofi Euro Medium Term Notes (EMTN) bonds | November 2013 EMTN ISIN FR0011625433
Disclosure of detailed information about borrowings [line items]
Annual interest rate									2.50%
Amount									€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2022 EMTN ISIN FR0014009KS6
Disclosure of detailed information about borrowings [line items]
Annual interest rate								0.875%
Amount								€ 850
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2014 EMTN ISIN FR0012146801
Disclosure of detailed information about borrowings [line items]
Annual interest rate								1.75%
Amount								€ 1,510
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2022 EMTN ISIN FR0014009KQ0
Disclosure of detailed information about borrowings [line items]
Annual interest rate								1.25%
Amount								€ 650
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2015 EMTN ISIN FR0012969038
Disclosure of detailed information about borrowings [line items]
Annual interest rate							1.50%
Amount							€ 750
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR0013143997
Disclosure of detailed information about borrowings [line items]
Annual interest rate						0.625%
Amount						€ 600
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR0013144003
Disclosure of detailed information about borrowings [line items]
Annual interest rate						1.125%
Amount						€ 700
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTN ISIN FR0013201639
Disclosure of detailed information about borrowings [line items]
Annual interest rate					0.50%
Amount					€ 1,150
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2020 EMTN ISIN FR0013505104
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.00%
Amount	€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2020 EMTN ISIN FR0013505112
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.50%
Amount	€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324332
Disclosure of detailed information about borrowings [line items]
Annual interest rate				0.50%
Amount				€ 1,750
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324340
Disclosure of detailed information about borrowings [line items]
Annual interest rate				1.00%
Amount				€ 1,500
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324357
Disclosure of detailed information about borrowings [line items]
Annual interest rate				1.375%
Amount				€ 2,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324373
Disclosure of detailed information about borrowings [line items]
Annual interest rate				1.875%
Amount				€ 1,250
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409844
Disclosure of detailed information about borrowings [line items]
Annual interest rate		0.875%
Amount		€ 650
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409851
Disclosure of detailed information about borrowings [line items]
Annual interest rate		1.25%
Amount		€ 500
Shelf registration statement program | June 2018 SNF ISIN US801060AC87
Disclosure of detailed information about borrowings [line items]
Annual interest rate			3.375%
Amount | $			$ 1,000
Shelf registration statement program | June 2018 SNF ISIN US801060AD60
Disclosure of detailed information about borrowings [line items]
Annual interest rate			3.625%
Amount | $			$ 1,000